CONVERTIBLE PROMISSORY NOTES PAYABLE (Details Narrative)			1 Months Ended				3 Months Ended
	Mar. 05, 2018 CAD ($) Number	Feb. 23, 2018 USD ($) shares	Mar. 19, 2018 USD ($) shares	Feb. 26, 2018 USD ($) shares	Feb. 15, 2018 CAD ($)	Jan. 18, 2018 CAD ($) shares	Mar. 31, 2018
Disclosure of transactions between related parties [line items]
Annual interest rate							12.00%
Maximum [member]
Disclosure of transactions between related parties [line items]
Event of default, interest rate							22.00%
Minimum [Member]
Disclosure of transactions between related parties [line items]
Event of default, interest rate							24.00%
Convertible Promissory Notes [Member]
Disclosure of transactions between related parties [line items]
Converible promissory notes, terms of conversion feature							Any amount of principal and or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common stock of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion
Convertible promissory notes, prepayment description							The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between 15% and 40% of the amount prepaid
Debt conversion original amount converted		$ 78,000	$ 39,006	$ 30,000		$ 220,000
Debt conversion converted instrument, shares issued | shares		858,611	614,855	335,450		2,500,000
Convertible debt | $	$ 101,184				$ 98,950
Number of convertible notes issued | Number	2